Stock-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Jul. 31, 2012
Stock-based compensation
Options granted to purchase shares		3,260,000
Expected volatility, minimum (as a percent)		85.96%
Expected volatility, maximum (as a percent)		125.00%
Risk-free interest rate, minimum (as a percent)		0.35%
Risk-free interest rate, maximum (as a percent)		2.08%
Expected forfeiture rate (as a percent)		0.00%
Expected dividend yield (as a percent)		0.00%
Stock-based compensation expense recognized		333,000
Number of Shares Outstanding
Granted (in shares)		3,260,000
Forfeited/Cancelled (in shares)		(85,000)
Balance at the end of the period (in shares)		3,175,000
Option Shares Outstanding
Granted (in dollars per share)		0.24
Forfeited/Cancelled (in dollars per share)		0.40
Balance at the end of the period (in dollars per share)		0.24
Aggregate Intrinsic Value
Balance at the end of the period		24,000
Maximum
Stock-based compensation
Expected term		10 years
Minimum
Stock-based compensation
Expected term		3 years
Research and development expense
Stock-based compensation
Stock-based compensation expense recognized		89,000
General and administrative expense
Stock-based compensation
Stock-based compensation expense recognized		244,000
Employees
Stock-based compensation
Term of stock options		10 years
Options granted to purchase shares		1,300,000
Vesting period		2 years
Exercise price, high end of the range (in dollars per share)		0.40
Exercise price, low end of the range (in dollars per share)		0.21
Number of Shares Outstanding
Granted (in shares)		1,300,000
Director
Stock-based compensation
Term of stock options		10 years
Options granted to purchase shares		400,000
Vesting period		1 year
Exercise price, high end of the range (in dollars per share)		0.40
Exercise price, low end of the range (in dollars per share)		0.21
Number of Shares Outstanding
Granted (in shares)		400,000
Consultant
Stock-based compensation
Options granted to purchase shares		1,560,000
Exercise price, high end of the range (in dollars per share)		0.39
Exercise price, low end of the range (in dollars per share)		0.18
Number of Shares Outstanding
Granted (in shares)		1,560,000
Consultant | Maximum
Stock-based compensation
Term of stock options		10 years
Consultant | Minimum
Stock-based compensation
Term of stock options		3 years
2011 Plan
Stock-based compensation
Number of shares authorized	5,200,000
2011 Plan | Maximum
Stock-based compensation
Term of stock options	10 years	10 years
2011 Plan | Minimum
Stock-based compensation
Purchase price of incentive stock options as a percentage of its fair value	100.00%	100.00%
Provisional percentage of outstanding stock owned by stockholders	10.00%	10.00%
Exercise price as a percentage of fair value of common stock for stockholders who own more than 10% of outstanding stock	110.00%	110.00%